Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Warrants to Purchase Classes of Preferred Stock and Common Stock Outstanding (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	769,257	16,151	17,474
Weighted Average Exercise Price	$ 202.5	$ 202.5
December 1, 2014 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 months 12 days	10 months 24 days
Shares Issuable Upon Exercise of Warrant	1,771	1,771
Weighted Average Exercise Price	$ 61	$ 61
March 30, 2021 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	6 years 6 months	7 years 2 months 12 days
Shares Issuable Upon Exercise of Warrant	5,203	5,203
Weighted Average Exercise Price	$ 168.25	$ 168.25
September 15, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	8 years	8 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	1,810	1,810
Weighted Average Exercise Price	$ 303.5	$ 303.5
June 4, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	7 years 8 months 12 days	8 years 4 months 24 days
Shares Issuable Upon Exercise of Warrant	1,810	1,810
Weighted Average Exercise Price	$ 303.5	$ 303.5
January 17, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 3 months 18 days	3 years	4 years
Shares Issuable Upon Exercise of Warrant	2,934	2,934	2,934
Weighted Average Exercise Price	$ 0.5	$ 0.5	$ 0.5
August 3, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 9 months 18 days	3 years 7 months 6 days	4 years 7 months 6 days
Shares Issuable Upon Exercise of Warrant	392	392	392
Weighted Average Exercise Price	$ 28.25	$ 28.25	$ 28.25
September 8, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 10 months 24 days	3 years 8 months 12 days	4 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	1,151	1,151	1,151
Weighted Average Exercise Price	$ 26.25	$ 26.25	$ 26.25
June 19, 2018 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	3 years 8 months 12 days	4 years 6 months	5 years 6 months
Shares Issuable Upon Exercise of Warrant	720	720	720
Weighted Average Exercise Price	$ 26.25	$ 26.25	$ 26.25
June 25, 2019 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	4 years 8 months 12 days	5 years 6 months	6 years 6 months
Shares Issuable Upon Exercise of Warrant	360	360	360
Weighted Average Exercise Price	$ 26.25	$ 26.25	$ 26.25
July 01,2024 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	4 years 9 months 18 days
Shares Issuable Upon Exercise of Warrant	753,106
Weighted Average Exercise Price	$ 30